Other Financial Liabilities - Summary of Secured and Unsecured Liabilities by Company (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,455,782	$ 16,168,473
Non-current, Maturity	$ 748,123,803	786,137,688
Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%
Nominal Interest Rate	6.00%
Secured/ Unsecured	Unsecured
Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 15,455,782	16,168,473
Non-current, Maturity	748,123,803	786,137,688
One to Two Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
One to Two Years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Two to Three Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Two to Three Years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Three to Four Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Three to Four Years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Four to Five Years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Four to Five Years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Over five years [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	725,827,751	764,216,168
Over five years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 725,827,751	$ 764,216,168
Unidades de Fomento [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.99%	6.99%
Nominal Interest Rate	6.90%	6.90%
Secured/ Unsecured	No
Current, Maturity	$ 8,528,350	$ 9,287,472
Non-current, Maturity	430,228,859	468,578,474
Unidades de Fomento [Member] | Over five years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	$ 430,228,859	$ 468,578,474
Unidad de Fomento (funds code) | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Effective Interest Rate	6.00%	6.00%
Nominal Interest Rate	5.48%	5.48%
Secured/ Unsecured	No
Current, Maturity	$ 6,927,432	$ 6,881,001
Non-current, Maturity	317,894,944	317,559,214
Unidad de Fomento (funds code) | One to Two Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Unidad de Fomento (funds code) | Two to Three Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Unidad de Fomento (funds code) | Three to Four Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Unidad de Fomento (funds code) | Four to Five Years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Unidad de Fomento (funds code) | Over five years [Member] | Chile [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	295,598,892	295,637,694
Less than 90 Days [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	6,322,081	6,884,819
More than 90 Days [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 9,133,701	$ 9,283,654
BNY Mellon S-1 [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6
Taxpayer ID Number	Foreign
Effective Interest Rate	7.96%	7.96%
Nominal Interest Rate	7.88%	7.88%
Secured/ Unsecured	No
Current, Maturity	$ 4,152,926	$ 4,522,585
Non-current, Maturity	125,566,611	136,759,395
BNY Mellon S-1 [Member] | Unidades de Fomento [Member] | Over five years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	125,566,611	136,759,395
BNY Mellon S-1 [Member] | Less than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 4,152,926	$ 4,522,585
BNY Mellon S-2 [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6
Taxpayer ID Number	Foreign
Effective Interest Rate	7.40%	7.40%
Nominal Interest Rate	7.33%	7.33%
Secured/ Unsecured	No
Current, Maturity	$ 1,328,023	$ 1,446,232
Non-current, Maturity	42,902,198	46,792,429
BNY Mellon S-2 [Member] | Unidades de Fomento [Member] | Over five years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	42,902,198	46,792,429
BNY Mellon S-2 [Member] | Less than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 1,328,023	$ 1,446,232
BNY Mellon S-3 [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6
Taxpayer ID Number	Foreign
Effective Interest Rate	8.26%	8.26%
Nominal Interest Rate	8.13%	8.13%
Secured/ Unsecured	No
Current, Maturity	$ 841,132	$ 916,002
Non-current, Maturity	19,398,499	21,608,757
BNY Mellon S-3 [Member] | Unidades de Fomento [Member] | Over five years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	19,398,499	21,608,757
BNY Mellon S-3 [Member] | Less than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 841,132	$ 916,002
BNY Mellon 24296 [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6
Taxpayer ID Number	Foreign
Effective Interest Rate	4.32%	4.32%
Nominal Interest Rate	4.25%	4.25%
Secured/ Unsecured	No
Current, Maturity	$ 2,206,269	$ 2,402,653
Non-current, Maturity	242,361,551	263,417,893
BNY Mellon 24296 [Member] | Unidades de Fomento [Member] | Over five years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	242,361,551	263,417,893
BNY Mellon 24296 [Member] | More than 90 Days [Member] | Unidades de Fomento [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 2,206,269	$ 2,402,653
Banco Santander 317-H [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6
Effective Interest Rate	7.17%	7.17%
Nominal Interest Rate	6.20%	6.20%
Secured/ Unsecured	No
Current, Maturity	$ 6,374,051	$ 6,337,021
Non-current, Maturity	53,168,588	57,509,284
Banco Santander 317-H [Member] | Unidad de Fomento (funds code) | One to Two Years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Banco Santander 317-H [Member] | Unidad de Fomento (funds code) | Two to Three Years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Banco Santander 317-H [Member] | Unidad de Fomento (funds code) | Three to Four Years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Banco Santander 317-H [Member] | Unidad de Fomento (funds code) | Four to Five Years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	5,574,013	5,480,380
Banco Santander 317-H [Member] | Unidad de Fomento (funds code) | Over five years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	30,872,536	35,587,764
Banco Santander 317-H [Member] | More than 90 Days [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 6,374,051	$ 6,337,021
Banco Santander 522-M [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Taxpayer ID Number	91.081.000-6
Effective Interest Rate	4.82%	4.82%
Nominal Interest Rate	4.75%	4.75%
Secured/ Unsecured	No
Current, Maturity	$ 553,381	$ 543,980
Non-current, Maturity	264,726,356	260,049,930
Banco Santander 522-M [Member] | Unidad de Fomento (funds code) | Over five years [Member] | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Non-current, Maturity	264,726,356	260,049,930
Banco Santander 522-M [Member] | More than 90 Days [Member] | Unidad de Fomento (funds code) | Chile [Member] | Enel Generacion Chile S.A. [Member]
Disclosure Of Financial Liabilities [Line Items]
Current, Maturity	$ 553,381	$ 543,980